THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
COMMON STOCK (89.3%)
AUSTRALIA (2.4%)
Santos Ltd. (Oil-Production)(s)..................   1,443,506   $  3,705,732
Southern Pacific Petroleum NL
  (Oil-Services)+(s).............................   1,636,411      1,913,767
WMC Ltd. (Metals & Mining)(s)....................   1,727,400      7,082,448
                                                                ------------
                                                                  12,701,947
                                                                ------------
AUSTRIA (0.4%)
Bank Austria AG (Banking)(s).....................      50,489      2,383,279
                                                                ------------

CANADA (0.6%)
Royal Bank of Canada (Banking)(s)................      56,600      2,942,051
                                                                ------------

CHINA (0.6%)
Huaneng Power International, Inc. (Spon. ADR)
  (Energy Source)(s).............................     270,000      2,683,124
Huaneng Power International, Inc., H Shares
  (Energy Source)(s).............................   3,000,000        746,920
                                                                ------------
                                                                   3,430,044
                                                                ------------

FINLAND (1.2%)
Sampo Insurance Co. Ltd., A Shares
  (Insurance)(s).................................      66,400      2,771,028
Stora Enso OYJ, R Shares (Forest Products &
  Paper)(s)......................................     367,164      3,523,764
                                                                ------------
                                                                   6,294,792
                                                                ------------

FRANCE (17.6%)
Alcatel (Telecommunications-Equipment)(s)........     283,000     15,563,294
Banque Nationale de Paris (Financial
  Services)(s)...................................     115,810     10,391,002
Carrefour SA (Retail)(s).........................      59,940      4,216,312
Christian Dior SA (Retail)(s)....................      27,500      6,248,261
Coflexip SA (Oil-Services)+(s)...................      57,697      6,709,825
Compagnie de Saint- Gobain (Building
  Materials)+(s).................................      10,570      1,465,469
Groupe Danone (Food, Beverages & Tobacco)(s).....       9,489      2,209,671
Rhodia SA (Chemicals)(s).........................     335,900      5,544,858
Sidel SA (Machinery)+(s).........................      50,000      3,361,773
STMicroelectronics NV (Electronics)(s)...........      65,460      3,879,156
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
FRANCE (CONTINUED)
Suez Lyonnaise des Eaux SA (Utilities)(s)........      58,500   $  9,765,371
Total Fina Elf SA (Oil-Services)+(s).............      13,050            121
Total Fina Elf, B Shares (Oil-Services)+(s)......     117,346     18,380,543
Vivendi SA (Utilities)(s)........................      53,711      5,728,244
                                                                ------------
                                                                  93,463,900
                                                                ------------

GERMANY (2.8%)
BASF AG (Chemicals)(s)...........................      31,500      1,280,975
Marschollek, Lautenschlaeger und Partner AG
  (Financial Services)(s)........................       4,000      1,886,303
Merck KGaA (Pharmaceuticals)(s)..................      44,100      1,359,849
Schering AG (Pharmaceuticals)(s).................      39,680      5,913,545
Stinnes AG (Transport & Services)+(s)............      40,400        760,568
Veba AG (Diversified Manufacturing)(s)...........      75,600      3,799,981
                                                                ------------
                                                                  15,001,221
                                                                ------------

HONG KONG (2.4%)
Guoco Group Ltd. (Financial Services)(s).........     403,000        801,656
Hongkong Electric Holdings Ltd. (Electric)(s)....   2,525,100      8,458,048
Hutchison Whampoa Ltd. (Multi - Industry)........     324,700      3,750,385
i-CABLE Communications Ltd. (Telecommunication
  Services)+(s)..................................       2,000            757
                                                                ------------
                                                                  13,010,846
                                                                ------------

INDIA (0.7%)
Reliance Industries Ltd. (GDR) (Diversified
  Manufacturing)(s)..............................     148,100      3,628,450
                                                                ------------

IRELAND (0.1%)
Greencore Group PLC (Food, Beverages &
  Tobacco)(s)....................................     293,600        789,613
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
ITALY (0.8%)
Bayerische Vita SPA (Insurance)(s)...............     139,300   $  1,211,754
UniCredito Italiano SPA (Financial
  Services)(s)...................................     650,000      2,857,275
                                                                ------------
                                                                   4,069,029
                                                                ------------
JAPAN (18.2%)
Dai Nippon Printing Co. Ltd. (Business & Public
  Services)(s)...................................     147,000      2,507,908
Fujitsu Ltd. (Computer Systems)(s)...............     331,000      9,375,900
Honda Motor Co. Ltd. (Automotive)(s).............     111,000      3,659,624
Mitsubishi Chemical Corp. (Chemicals)(s).........   1,821,000      7,119,954
Mitsubishi Corp. (Wholesale & International
  Trade)(s)......................................     824,000      6,841,477
Nippon Yusen Kabushiki Kaisha
  (Transportation)(s)............................     892,000      3,843,863
Nisshin Steel Co. Ltd. (Metals & Mining)(s)......   2,200,000      2,308,800
Paris Miki, Inc. (Retail)(s).....................      40,302      2,672,452
Rohm Co. Ltd. (Electronics)(s)...................      39,000     12,169,956
Softbank Corp. (Computer Software)(s)............      15,900      2,436,499
Sony Corp. (Electronics)(s)......................      58,000      5,251,915
Taiheiyo Cement Corp. (Building Materials)(s)....     857,000      1,281,421
Takeda Chemical Industries Ltd. (Chemicals)(s)...     156,689     10,695,743
The Chuo Mitsui Trust and Banking Co. Ltd.
  (Banking)(s)...................................     376,800      1,515,249
The Fuji Bank Ltd. (Banking)(s)..................     640,000      4,951,196
The Tokio Marine & Fire Insurance Co. Ltd.
  (Insurance)(s).................................     540,000      5,892,733
Toppan Printing Co. Ltd. (Broadcasting &
  Publishing)(s).................................     224,000      2,375,742
Tostem Corp. (Construction & Housing)(s).........     204,000      3,362,898
West Japan Railway Co. (Railroads)(s)............         840      3,549,570
Yamanouchi Pharmaceutical Co. Ltd.
  (Pharmaceuticals)(s)...........................     105,000      4,788,019
                                                                ------------
                                                                  96,600,919
                                                                ------------
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------

MEXICO (1.4%)
Consorcio ARA SA de CV (Construction &
  Housing)+(s)...................................   1,595,000   $  2,013,148
Grupo Televisa SA (Spon. GDR) (Broadcasting &
  Publishing)+(s)................................     101,200      5,635,575
                                                                ------------
                                                                   7,648,723
                                                                ------------

NETHERLANDS (5.7%)
Akzo Nobel NV (Chemicals)(s).....................     139,000      5,273,569
Equant NV (Computer Systems)+(s).................      50,500      2,194,593
Heineken Holding NV, Class A (Food, Beverages &
  Tobacco)(s)....................................      56,400      1,841,120
Koninklijke Philips Electronics NV
  (Electronics)(s)...............................     409,792     18,188,487
Laurus NV (Retail)(s)............................     188,264      1,903,067
Vedior NV (Business & Public Services)(s)........      76,507        879,799
                                                                ------------
                                                                  30,280,635
                                                                ------------

NORWAY (0.4%)
Stolt - Nielsen SA (Spon. ADR)
  (Transportation)(s)............................      96,810      1,911,997
                                                                ------------

PHILIPPINES (0.5%)
ABS- CBN Broadcasting Corporation (Broadcasting &
  Publishing)(s).................................   2,010,000      2,050,059
First Philippine Holdings Corp. (Multi -
  Industry)+(s)..................................   1,581,220        797,098
                                                                ------------
                                                                   2,847,157
                                                                ------------

RUSSIA (1.3%)
Surgutneftegaz (Spon. ADR) (Oil-
  Production)(s).................................     481,700      6,888,310
                                                                ------------

SINGAPORE (3.6%)
Chartered Semiconductor Manufacturing Ltd.
  (Semiconductors)+(s)...........................      75,800      6,082,950
DBS Group Holdings Ltd. (Financial
  Services)(s)...................................     419,414      4,186,396
Neptune Orient Lines Ltd. (Transport &
  Services)+(s)..................................   2,736,500      2,068,322

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
SINGAPORE (CONTINUED)
Overseas Union Bank Ltd. (Banking)(s)............     753,378   $  2,586,314
Singapore Press Holdings Ltd. (Broadcasting &
  Publishing)(s).................................     284,000      4,276,714
                                                                ------------
                                                                  19,200,696
                                                                ------------

SOUTH AFRICA (0.3%)
South African Breweries PLC (Food, Beverages &
  Tobacco)(s)....................................     256,208      1,563,365
                                                                ------------

SOUTH KOREA (0.7%)
H&CB (GDR) (Banking)(s)..........................      70,935      1,264,416
Hyundai Motor Co. Ltd. (GDR) (Automotive)(s).....     449,000      2,323,575
Samsung Electronics (GDR) (144A)
  (Electronics)(s)...............................         454         71,789
                                                                ------------
                                                                   3,659,780
                                                                ------------

SPAIN (3.8%)
Acerinox SA (Metals & Mining)(s).................      73,800      2,491,255
Actividades de Construccion y Servicios SA
  (Construction & Housing)(s)....................     115,700      3,132,044
Banco Bilbao Vizcaya Argentaria SA
  (Banking)(s)...................................     522,500      7,268,385
Banco Santander Central Hispano SA
  (Banking)(s)...................................     472,500      4,605,374
Indra Sistemas SA (Electronics)+(s)..............     116,364      2,492,821
                                                                ------------
                                                                  19,989,879
                                                                ------------

SWEDEN (1.6%)
Autoliv, Inc. (SDR) (Automotive Supplies)(s).....     120,000      3,295,240
Skandia Forsakrings AB (Insurance)(s)............      89,164      2,275,349
Skandinaviska Ensklida Banken (Banking)(s).......     250,600      2,724,820
                                                                ------------
                                                                   8,295,409
                                                                ------------

SWITZERLAND (9.9%)
ABB Ltd. (Electrical Equipment)(s)...............      43,233      5,276,412
Barry Callebaut AG (Food, Beverages &
  Tobacco)(s)....................................       6,400        843,894
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
SWITZERLAND (CONTINUED)
Credit Suisse Group (Financial Services)+(s).....      34,400   $  6,392,920
Nestle SA (Food, Beverages & Tobacco)(s).........       4,870      9,251,563
Novartis AG (Pharmaceuticals)(s).................       4,080      5,993,628
Roche Holding AG (Pharmaceuticals)(s)............         600      6,300,885
Swiss Re (Insurance)+(s).........................       3,505      6,714,298
Swisscom AG (Telecommunication Services)+(s).....      19,300      6,752,153
UBS AG (Banking)(s)..............................      39,150      5,260,420
                                                                ------------
                                                                  52,786,173
                                                                ------------

UNITED KINGDOM (11.5%)
Allied Zurich PLC (Insurance)(s).................     510,500      5,723,094
British Airways PLC (Airlines)(s)................     544,000      2,943,617
British American Tobacco PLC (Food, Beverages &
  Tobacco)(s)....................................     262,300      1,533,024
Cable & Wireless PLC (Telecommunications)(s).....     207,700      3,461,667
CGNU PLC (Insurance)(s)..........................     158,784      2,411,428
Glaxo Wellcome PLC (Pharmaceuticals)(s)..........     167,500      4,732,063
Lloyds TSB Group PLC (Banking)(s)................     126,800      1,372,245
National Power PLC (Electric)(s).................     187,000      1,027,242
Railtrack Group PLC (Transportation)(s)..........     157,600      1,978,834
Royal & Sun Alliance Insurance Group PLC
  (Insurance)(s).................................     996,818      5,930,248
Shell Transport & Trading Co.
  (Oil-Services)(s)..............................     666,400      5,510,999
Tesco PLC (Retail)(s)............................     954,200      2,881,142
Vodafone AirTouch PLC (Telecommunications)+(s)...   4,774,178     21,765,684
                                                                ------------
                                                                  61,271,287
                                                                ------------

VENEZUELA (0.8%)
Compania Anonima Nacional Telefonos de Venezuela
  (ADR) (Telecommunication Services)(s)..........     150,600      4,282,687
                                                                ------------
  TOTAL COMMON STOCK (COST $420,416,145).........                474,942,189
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------  -------------
CONVERTIBLE PREFERRED STOCKS (1.0%)
AUSTRALIA (1.0%)
National Australia Bank (Banking)
  (COST $5,588,740)..............................     201,000   $  5,200,875
                                                                ------------
PREFERRED STOCK (3.1%)
AUSTRALIA (1.5%)
News Corp. Ltd. (Broadcasting & Publishing)(s)...     814,400      7,819,243
                                                                ------------

BRAZIL (1.6%)
Embratel Participacoes SA (ADR)
  (Telecommunication Services)(s)................     410,100      8,586,469
                                                                ------------
  TOTAL PREFERRED STOCK (COST $12,185,840).......                 16,405,712
                                                                ------------
                                                    PRINCIPAL
                                                     AMOUNT
                                                   -----------
CONVERTIBLE BONDS (2.1%)
CHINA (0.8%)
Huaneng Power International PLC, 1.750% due
  05/21/04 (Energy Source).......................  $3,800,000      4,104,000
                                                                ------------

NETHERLANDS (1.3%)
Telefonica Europe BV, 2.000% due 07/15/02
  (Telecommunication Services)...................   3,471,000      7,248,386
                                                                ------------
  TOTAL CONVERTIBLE BONDS (COST $9,798,767)......                 11,352,386
                                                                ------------
SHORT-TERM INVESTMENTS (2.4%)
OTHER INVESTMENT COMPANIES (2.2%)
Hamilton Money Fund..............................  11,597,069     11,597,070
                                                                ------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT         VALUE
-------------------------------------------------  -----------  -------------

U.S. TREASURY OBLIGATIONS (0.2%)
United States Treasury Bills, 5.978%(y) due
  10/12/00(s)....................................  $1,010,000   $    988,174
                                                                ------------
  TOTAL SHORT-TERM INVESTMENTS
   (COST $12,585,335)............................                 12,585,244
                                                                ------------
TOTAL INVESTMENTS
  (COST $460,574,827) (97.9%).................................   520,486,406
OTHER ASSETS IN EXCESS OF LIABILITIES (2.1%)..................
                                                                  11,376,853
                                                                ------------
NET ASSETS (100.0%)...........................................  $531,863,259
                                                                ============

------------------------------
Note: The aggregate gross unrealized appreciation and depreciation was $88,808,811 and $28,897,232, respectively, resulting in net unrealized appreciation of $59,911,579.

+ - Non-income producing security.

(s) - Security is fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. $191,698,228 of the market value has been segregated.

(y) - Yield to maturity.

144A - Securities restricted for resale to Qualified Institutional Buyers.

ADR - American Depository Receipt.

GDR - Global Depository Receipt.

Spon. ADR - Sponsored ADR.

Spon. GDR - Sponsored GDR.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                       PERCENT OF
                                                    TOTAL INVESTMENTS
                                                    -----------------
Electronics.......................................         8.8%
Banking...........................................         8.1%
Insurance.........................................         6.3%
Oil - Services....................................         6.3%
Chemicals.........................................         5.7%
Telecommunication Services........................         5.7%
Pharmaceuticals...................................         5.6%
Financial Services................................         5.1%
Telecommunications................................         4.9%
Broadcasting & Publishing.........................         4.3%
Utilities.........................................         3.7%
Food, Beverage & Tobacco..........................         3.5%
Retail............................................         3.4%
Telecommunications - Equipment....................         3.0%
Short-Term........................................         2.4%
Metals & Mining...................................         2.3%
Computer Systems..................................         2.2%
Oil - Production..................................         2.0%
Electric..........................................         1.8%
Construction & Housing............................         1.6%
Transport & Services..............................         1.5%
Energy Source.....................................         1.4%
Wholesale & International Trade...................         1.3%
Automotive........................................         1.2%
Semiconductors....................................         1.2%
Electrical Equipment..............................         1.0%
Multi-Industry....................................         0.9%
Forest Products & Paper...........................         0.7%
Railroads.........................................         0.7%
Automotive Supplies...............................         0.6%
Airlines..........................................         0.6%
Business & Public Services........................         0.6%
Machinery.........................................         0.6%
Building Materials................................         0.5%
Computer Software.................................         0.5%
                                                         -----
                                                         100.0%
                                                         =====

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $460,574,827 )          $520,486,406
Foreign Currency at Value (Cost $17,906,133 )        17,758,025
Receivable for Investments Sold                       2,990,362
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                  1,530,528
Dividends Receivable                                  1,380,834
Foreign Tax Reclaim Receivable                        1,155,836
Variation Margin Receivable                             487,346
Interest Receivable                                      57,809
Deferred Organization Expenses                            4,465
Prepaid Expenses and Other Assets                         1,582
Prepaid Trustees' Fees                                      937
                                                   ------------
    Total Assets                                    545,854,130
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     7,917,849
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                  3,654,440
Payable to Custodian                                  1,990,118
Advisory Fee Payable                                    265,161
Administrative Services Fee Payable                      10,774
Administration Fee Payable                                  493
Fund Services Fee Payable                                   444
Accrued Expenses                                        151,592
                                                   ------------
    Total Liabilities                                13,990,871
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $531,863,259
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $897,423)                                                   $  4,523,450
Interest Income                                                       602,527
                                                                 ------------
    Investment Income                                               5,125,977
EXPENSES
Advisory Fee                                       $  1,509,438
Custodian Fees and Expenses                             243,604
Administrative Services Fee                              61,578
Professional Fees and Expenses                           26,159
Printing Expenses                                         4,365
Fund Services Fee                                         4,161
Administration Fee                                        1,949
Trustees' Fees and Expenses                               1,877
Amortization of Organization Expense                      1,285
Miscellaneous                                               722
                                                   ------------
    Total Expenses                                                  1,855,138
                                                                 ------------
NET INVESTMENT INCOME                                               3,270,839
NET REALIZED GAIN ON
  Investment Transactions                            13,206,047
  Futures Contracts                                   1,170,067
  Foreign Currency Contracts and Transactions         1,235,167
                                                   ------------
    Net Realized Gain                                              15,611,281
NET CHANGE IN UNREALIZED DEPRECIATION OF
  Investment Transactions                           (13,377,055)
  Futures Contracts                                    (946,354)
  Foreign Currency Contracts and Translations        (2,869,895)
                                                   ------------
    Net Change in Unrealized Depreciation                         (17,193,304)
                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $  1,688,816
                                                                 ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                   MONTHS ENDED    FOR THE FISCAL
                                                   MAY 31, 2000      YEAR ENDED
                                                    (UNAUDITED)   NOVEMBER 30, 1999
                                                   -------------  -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   3,270,839  $      4,482,162
Net Realized Gain on Investments, Futures and
  Foreign Currency Contracts and Transactions         15,611,281        34,344,844
Net Change in Unrealized Appreciation
  (Depreciation) of Investments, Futures and
  Foreign Currency Contracts and Translations        (17,193,304)       63,164,934
                                                   -------------  ----------------
    Net Increase in Net Assets Resulting from
      Operations                                       1,688,816       101,991,940
                                                   -------------  ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        268,654,645       252,736,681
Withdrawals                                         (176,872,570)     (296,593,455)
                                                   -------------  ----------------
    Net Increase (Decrease) from Investors'
      Transactions                                    91,782,075       (43,856,774)
                                                   -------------  ----------------
    Total Increase in Net Assets                      93,470,891        58,135,166
NET ASSETS
Beginning of Period                                  438,392,368       380,257,202
                                                   -------------  ----------------
End of Period                                      $ 531,863,259  $    438,392,368
                                                   =============  ================

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                       FOR THE          FOR THE PERIOD
                                                   FOR THE SIX    FISCAL YEAR ENDED    FEBRUARY 26, 1997
                                                   MONTHS ENDED     NOVEMBER 30,       (COMMENCEMENT OF
                                                   MAY 31, 2000  -------------------  OPERATIONS) THROUGH
                                                   (UNAUDITED)     1999       1998     NOVEMBER 30, 1997
                                                   ------------  ---------  --------  -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                            0.74%(a)     0.79%    0.85%               0.89%(a)
  Net Investment Income                                   1.30%(a)     1.26%    1.07%               1.26%(a)
  Expenses without Reimbursement                          0.74%(a)     0.79%    0.85%               0.92%(a)
Portfolio Turnover                                          31%(b)       80%     143%                 72%(b)

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MAY 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The International Opportunities Portfolio (the "portfolio") is one of five subtrusts (portfolios) comprising The Series Portfolio (the "series portfolio"). The series portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The portfolio's investment objective is to provide a high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets. The portfolio commenced operations on February 26, 1997. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The portfolio may have elements of risk not typically associated with investments in the United States due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions which could cause the securities and their markets to be less liquid and prices more volatile than those comparable to the United States. The ability of the issuers of debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or, in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

      The portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio incurred organization expenses in the amount of $12,800. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

   e) Expenses incurred by the series portfolio with respect to any two or more portfolios in the series portfolio are allocated in proportion to the net assets of each portfolio in the series portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   f) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates and to enhance returns. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations.

   g) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------
      enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

   h) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign witholding taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued and applied to net investment income, net realized capital gains and unrealized appreciation, as applicable, as the income and/or capital gains are earned.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan"), a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays JPMIM at an annual rate of 0.60% of the portfolio's average daily net assets. For the six months ended May 31, 2000, such fees amounted to $1,509,438.

   b) The trust, on behalf of the portfolio, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended May 31, 2000, the fee for these services amounted to $1,949.

   c) The trust, on behalf of the portfolio, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------
      the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as Investment Advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the portfolio, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended May 31, 2000, the fee for these services amounted to $61,578.

   d) The trust, on behalf of the portfolio, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $4,161 for the six months ended May 31, 2000

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $800.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended May 31, 2000 were as follows:

COST OF              PROCEEDS
PURCHASES           FROM SALES
---------          ------------
$250,750,773.....  $146,384,209

Open futures contracts at May 31, 2000 are summarized as follows:

                                                                   NET UNREALIZED
                                                                   APPRECIATION/   CURRENT MARKET VALUE
                                                   CONTRACTS LONG  (DEPRECIATION)      OF CONTRACTS
                                                   --------------  --------------  --------------------
Dow Jones Euro Stoxx 50 Index, expiring June
 2000............................................             78   $     167,212   $         3,764,370
FTSE 100 Index, expiring June, 2000..............             32          92,666             3,045,780
TOPIX Index, expiring June 2000..................             30        (155,370)            4,243,325
                                                   -------------   -------------   -------------------
Totals...........................................            140   $     104,508   $        11,053,475
                                                   =============   =============   ===================

THE INTERNATIONAL OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

At May 31, 2000, the portfolio had open forward currency contracts as follows:

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                   CONTRACTUAL     VALUE AT    APPRECIATION/
PURCHASE CONTRACTS                                    VALUE        5/31/00     (DEPRECIATION)
------------------                                 ------------  ------------  --------------
Canadian Dollar 28,120,957, expiring 07/25/00....  $ 19,071,521  $ 18,800,952  $    (270,569)
Euro 43,439,798, expiring 07/25/00...............    40,318,768    40,436,030        117,262
Japanese Yen 4,740,803,240, expiring 07/25/00....    45,233,852    44,488,570       (745,282)
Pound Sterling 23,375,600, expiring 07/25/00.....    36,951,062    34,976,293     (1,974,769)
Swedish Krona 48,289,503, expiring 07/25/00......     5,556,905     5,382,220       (174,685)

                                                    SETTLEMENT
SALES CONTRACTS                                       VALUE
---------------                                    ------------
Australian Dollar 18,348,872, expiring
 07/25/00........................................  $ 10,844,447  $ 10,478,556  $   365,891
Euro 25,102,000, expiring 07/25/00...............    22,961,194    23,366,252     (405,058)
Euro 2,715,000, expiring 07/26/00................     2,622,513     2,536,572       85,941
Hong Kong Dollar 83,839,973, expiring 07/25/00...    10,760,234    10,758,968        1,266
Japanese Yen 4,281,080,250, expiring 07/25/00....    40,160,776    40,174,445      (13,669)
Pound Sterling 3,149,110, expiring 07/26/00......     5,000,000     4,711,931      288,069
Singapore Dollar 31,245,651, expiring 07/25/00...    18,550,576    18,137,103      413,473
Swedish Krona 32,686,828, expiring 07/25/00......     3,572,780     3,643,188      (70,408)
Swiss Franc 31,936,419, expiring 07/25/00........    19,212,863    18,954,237      258,626
                                                                               -----------
NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                              $(2,123,912)
                                                                               ===========

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

28